Capital Stock (Details Narrative) - USD ($)	1 Months Ended	4 Months Ended	9 Months Ended		12 Months Ended
	Sep. 28, 2020	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Nov. 17, 2020
Proceed from issuance of common stock	$ 20,000	$ 0	$ 17,500	$ 20,000	$ 20,000
Authorized share capital increased							200,000,000
Common stock par value		$ 0.001	$ 0.001		$ 0.001		$ 0.001
Designated shares of common stock							180,000,000
Designated shares of preferred stock							20,000,000
Purchase price per share	$ 0.001
Common stock shares issued	20,000,000	20,000,000	20,017,500		20,000,000
Investors [Member]
Purchase price per share			$ 1			$ 1
Common stock shares issued			7,800			9,700